UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year Ended:  	June 30, 2009
This Amendment (check only one):	[ ] is a restatement
					[X] adds new holdings entries

Name:		Rothschild Capital Management, LLC
Address:	1122 Kenilworth Avenue
		Suite 317
		Towson, MD 21204

13F File Number:	028-13484

Person Signing this Report on Behalf of Reporting Manager

Stanford Rothschild
Chairman
410-339-6990

Stanford Rothschild		Towson, MD		July 6, 2009

Report Type:

[X]	13F HOLDINGS REPORT
[  ]	13F Notice
[  ]	13F Combination Report

No other Managers Reporting for this Manager
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FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	NONE
Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total	$291,713
					(thousands)
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FORM 13F INFORMATION TABLE


						  VALUE	  SHARES/ SH/	PUT/	INVESTMENT	OTHER		VOTING
ISSUER		       TITLE	        CUSIP	  (1000)  PRN AMT PRN	CALL	DISCRETION	MANAGERS	AUTHORITY
SPDR GOLD TRUST	       GOLD SHS		78463V107 34003	  372,925 SH		SOLE		SOLE
ISHARES INC	       MSCI AUSTRALIA	464286103 16737	  996,250 SH		SOLE		SOLE
CANADIAN NATL RY CO    COM		136375102 15029	  349,826 SH		SOLE		SOLE
WAL MART STORES INC    COM		931142103 15026	  310,200 SH		SOLE		SOLE
ANNALY CAP MGMT INC    COM		035710409 13836	  913,900 SH		SOLE		SOLE
JOHNSON & JOHNSON      COM		478160104 12082	  212,709 SH		SOLE		SOLE
ABB LTD	SPONSORED      ADR		000375204 11862	  751,725 SH		SOLE		SOLE
ECOLAB INC	       COM		278865100 11093	  284,500 SH		SOLE		SOLE
KINDER MORGAN EGY PTNR UT LTD PTNR	494550106 11050	  216,152 SH		SOLE		SOLE
MICROSOFT CORP	       COM		594918104 10194	  428,875 SH		SOLE		SOLE
CISCO SYS INC	       COM		17275R102  9474	  507,983 SH		SOLE		SOLE
NEOGEN CORP	       COM		640491106  9329	  321,911 SH		SOLE		SOLE
UNITED PARCEL SERVICE  CL B		911312106  9303	  186,100 SH		SOLE		SOLE
DEVON ENERGY CORP NEW  COM		25179M103  8992	  165,000 SH		SOLE		SOLE
DONALDSON INC	       COM		257651109  8763	  252,969 SH		SOLE		SOLE
NOBLE ENERGY INC       COM		655044105  8574	  145,400 SH		SOLE		SOLE
MEDTRONIC INC	       COM		585055106  7701	  220,724 SH		SOLE		SOLE
QUALCOMM INC	       COM		747525103  7083	  156,700 SH		SOLE		SOLE
MEDTRONIC INC	       NOTE 1.500% 4/1	585055AL0  6627	   6,850  PRN		SOLE		SOLE
SYMANTEC CORP	       NOTE 0.750% 6/1	871503AD0  6293	   6,246  PRN		SOLE		SOLE
OMEGA HEALTHCARE INVS  COM		681936100  5839	  376,200 SH		SOLE		SOLE
MILLIPORE CORP 	       NOTE 3.750%6/0	601073AD1  5647	   5,718  PRN		SOLE		SOLE
MONSANTO CO NEW	       COM		61166W101  5331	  71,708  SH		SOLE		SOLE
AMGEN INC	       NOTE 0.125%2/0	031162AN0  5258	   5,535  PRN		SOLE		SOLE
GOOGLE INC	       CL A		38259P508  4484	  10,635  SH		SOLE		SOLE
LSI LOGIC	       NOTE 4.000% 5/1	502161AJ1  3910	   4,000  PRN		SOLE		SOLE
CVS CAREMARK CORP      COM		126650100  3765	  118,125 SH		SOLE		SOLE
LTC PPTYS	       COM		502175102  3602	  176,120 SH		SOLE		SOLE
MCMORAN EXPLORATION CO COM		582411104  3102	  520,400 SH		SOLE		SOLE
CIMAREX ENERGY CO      COM		171798101  2656	  93,724  SH		SOLE		SOLE
ENCANA CORP	       COM		292505104  2572	  52,000  SH		SOLE		SOLE
HOME PROPERTIES INC    COM		437306103  1962	  57,528  SH		SOLE		SOLE
NETSCOUT SYS INC       COM		64115T104  1792	  191,016 SH		SOLE		SOLE
BOTTOMLINE TECH INC    COM		101388106  1596	  177,100 SH		SOLE		SOLE
ENBRIDGE ENERGY PTNR   COM		29250R106  1547	  40,100  SH		SOLE		SOLE
THERMO FISHER STF INC  COM		883556102  1341	  32,882  SH		SOLE		SOLE
HOME DEPOT INC	       COM		437076102   965	  40,825  SH		SOLE		SOLE
K SEA TRANSN PTNR LP   COM		48268Y101   814	  41,506  SH		SOLE		SOLE
BECTON DICKINSON & CO  COM		075887109   801	  11,228  SH		SOLE		SOLE
EXXON MOBIL CORP       COM		30231G102   591	   8,455  SH		SOLE		SOLE
ENERGY XXI (BM) LTD    COM		G10082108   336	  650,000 SH		SOLE		SOLE
PROCTER & GAMBLE CO    COM		742718109   283	   5,546  SH		SOLE		SOLE
CAMECO CORP	       COM		13321L108   256	  10,000  SH		SOLE		SOLE
QUEST DIAGNOSTICS INC  COM		74834L100   212	   3,764  SH		SOLE		SOLE
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